Paras Madho
Director
Securities Operations

NYSE Group

07078941

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

Centrays

RECD S.E.C.
OCT 1 9 2007
1086

1-33488

October 19, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NEW M&I CORPORATION (Name to be changed to Marshall & Ilsley Corporation), Common Stock, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 10 received on October 15, 2007. Tentative listing date – October 29, 2007.

Sincerely,

Paras Madho

PROCESSED
OCT 3 1 2007
THOMSON
FINANCIAL

END